UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

          For the monthly distribution period from:
               August 13, 2013 to September 12, 2013

     Commission File Number of issuing entity: 333-179413-01

             UBS-Barclays Commercial Mortgage Trust 2013-C6
   (Exact name of issuing entity as specified in its charter)

       Commission File Number of depositor: 333-179413

          Barclays Commercial Mortgage Securities LLC
      (Exact name of depositor as specified in its charter)

                 UBS Real Estate Securities Inc.
                        Barclays Bank PLC
                Natixis Real Estate Capital LLC
             Redwood Commercial Mortgage Corporation
       (Exact name of sponsors as specified in its charter)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                          27-010880
             (I.R.S. Employer Identification No.)

                       745 Seventh Avenue
                       New York, New York
    (Address of principal executive offices of the issuing entity)

                            10019
                          (Zip Code)

                       (212) 412-4000
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class A-SB          [ ]             [ ]             [X]        Not Applicable
Class A-S           [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


Part I - DISTRIBUTION INFORMATION.

Item 1.  Distribution and Pool Performance Information.

	 On September 12, 2013, a distribution was made to holders of the certificates issued by UBS-Barclays Commercial Mortgage Trust 2013-C6. The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

	 No assets securitized by Barclays Commercial Mortgage Securities LLC (the "Depositor") and held by UBS-Barclays Commercial Mortgage Trust 2013-C6 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from August 13, 2013 to September 12, 2013.

	 The Depositor has filed a Form ABS-15G on August 13, 2013. The CIK number of the Depositor is 0001541480.

	 UBS Real Estate Securities Inc., one of the sponsors, has filed a Form ABS-15G on August 14, 2013. The CIK number of UBS Real Estate Securities Inc. is 0001541886.

	 Barlcays Bank PLC, one of the sponsors, has filed a Form ABS-15G on August 13, 2013. The CIK number of Barclays Bank PLC is 0000312070.

	 Natixis Real Estate Capital LLC, one of the sponsors, has filed a Form ABS-15G on February 14, 2013. The CIK number of Natixis Real Estate Capital LLC is 0001542256.

	 Redwood Commercial Mortgage Corporation, one of the sponsors, has filed a Form ABS-15G on February 11, 2013. The CIK number of Redwood Commercial Mortgage Corporation is 0001567746.


Part II - OTHER INFORMATION.

Item 2.  Legal Proceedings.
         NONE

Item 3.  Sales of Securities and Use of Proceeds.
         NONE

Item 4.  Defaults Upon Senior Securities.
         NONE

Item 5.  Submission of Matters to a Vote of Security Holders.
         NONE

Item 6.  Significant Obligors of Pool Assets.

	 The Gateway mortgaged property constitutes a Significant Obligor within
	 the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in
	 the Prospectus Supplement for UBS-Barclays Commercial Mortgage Trust
	 2013-C6.
	 Based on information provided by the Gateway mortgage loan borrower, the
	 net operating income of the significant obligator was $13,962,893.64 for the
	 2013 second quarter ended June 30, 2013.

Item 7.  Significant Enhancement Provider Information.
         Not Applicable

Item 8.  Other Information.
         NONE

Item 9.  Exhibits.

         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Monthly Report distributed to holders of UBS-Barclays Commercial Mortgage Trust 2013-C6, relating to the September 12, 2013 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Barclays Commercial Mortgage Securities LLC.
(Depositor)


  /s/Daniel Vinson
Name: Daniel Vinson
Title: Managing Director





Date: September 20, 2013

EXHIBIT INDEX

Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of the certificates issued by UBS-Barclays Commercial Mortgage Trust 2013-C6, relating to the September 12, 2013 distribution.